Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of related party [Abstract]
Disclosure of transactions between related parties
Remuneration of key management (includes the Company's directors and executive team) for the years ended:

	December 31,	December 31,
Expense by nature:	2017	2016

Short-term employee benefits	8.8	7.8
Share-based payments	4.5	4.2
	$13.3	$12.0